Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment, Net [Line Items]
Depreciation expense	$ 436,686	$ 807,879	$ 141,077
Purchased new property and equipment		887,838	$ 4,607,297
Cost	288,081	463,207
Accumulated depreciation	61,059	384,927
Equipment and machinery	61,042
Disposed office and electronic equipment,machinery	$ 349,123
Disposed property, plant and equipment
Property, Plant and Equipment, Other Types [Member]
Property and Equipment, Net [Line Items]
Purchased new property and equipment		$ 78,280